Goodwill and other intangible assets - Additional information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in discount rate			1.00%
Percentage of reasonably possible decrease in terminal growth rate			1.00%
Percentage of reasonably possible decrease in tenancy ratio			50.00%
Percentage of reasonably possible decrease in gross margin			10.00%
IHS Latam Group
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 87.9
Percentage of reasonably possible increase in discount rate		1.00%
Percentage of reasonably possible decrease in terminal growth rate		1.00%
Percentage of reasonably possible decrease in tenancy growth		15.00%
Percentage of reasonably possible decrease in growth in homes connected		15.00%
IHS Latam Group | 1% increase in post-tax discount rate
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized		$ 48.1